Income tax and social contribution (Details Narrative)	12 Months Ended
Dec. 31, 2021
[custom:DescriptionOfIncomeTaxesCalculatedBasedOnTaxableIncome]	15% on taxable income plus an additional 10% on annual taxable income exceeding R$240,000 for IRPJ, and 9% for CSLL, and it is paid by each legal entity. According to tax legislation in Brazil there is not a Group´s Corporate Tax Return, and each legal entity have its own tax obligations. The Company does not pay social contribution based on a lawsuit that was final and favorable in the past, therefore the rate is 25%.